UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MILLER INCOME OPPORTUNITY TRUST

FORM N-Q

DECEMBER 31, 2015

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 65.3%
CONSUMER DISCRETIONARY - 7.0%
Diversified Consumer Services - 1.9%
StoneMor Partners LP	60,000	$1,603,800

Media - 5.1%
New Media Investment Group Inc.	225,000	4,378,500

TOTAL CONSUMER DISCRETIONARY		5,982,300

FINANCIALS - 47.6%
Capital Markets - 12.5%
Apollo Global Management LLC, Class A Shares	135,000	2,049,300
BGC Partners Inc., Class A Shares	226,400	2,220,984
Fortress Investment Group LLC, Class A Shares	500,000	2,545,000
JMP Group LLC	300,000	1,638,000
Oaktree Capital Group LLC	15,200	725,344
Och-Ziff Capital Management Group LLC, Class A Shares	245,000	1,526,350

Total Capital Markets		10,704,978

Diversified Financial Services - 1.7%
Compass Diversified Holdings	90,000	1,430,100

Insurance - 1.8%
Validus Holdings Ltd.	32,600	1,509,054

Real Estate Investment Trusts (REITs) - 31.6%
Altisource Residential Corp.	180,000	2,233,800
American Capital Agency Corp.	125,000	2,167,500
American Capital Mortgage Investment Corp.	52,000	725,920
Capstead Mortgage Corp.	105,000	917,700
Chimera Investment Corp.	180,000	2,455,200
Communications Sales & Leasing Inc.	33,940	634,339
CYS Investments Inc.	250,000	1,782,500
Hatteras Financial Corp.	200,000	2,630,000
New Residential Investment Corp.	173,750	2,112,800
NorthStar Realty Europe Corp.	37,816	446,607
NorthStar Realty Finance Corp.	113,450	1,932,053
Pennymac Mortgage Investment Trust	140,000	2,136,400
Starwood Property Trust Inc.	145,200	2,985,312
VEREIT Inc.	485,000	3,841,200

Total Real Estate Investment Trusts (REITs)		27,001,331

TOTAL FINANCIALS		40,645,463

INDUSTRIALS - 2.7%
Trading Companies & Distributors - 2.7%
Fortress Transportation & Infrastructure Investors LLC	200,000	2,252,000

INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Seagate Technology PLC	35,000	1,283,100

MATERIALS - 1.2%
Chemicals - 1.2%
OCI Partners LP	142,000	1,012,460

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Frontier Communications Corp.	325,000	1,517,750

UTILITIES - 3.5%
Independent Power and Renewable Electricity Producers - 3.5%
Abengoa Yield PLC	155,000	2,989,950

TOTAL COMMON STOCKS (Cost - $70,333,476)		55,683,023

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 7.6%
CONSUMER DISCRETIONARY - 2.4%
Household Durables - 2.4%
William Lyon Homes	6.500%		24,000	$2,068,200	(a)

INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SunEdison Inc.	6.750%		3,300	1,056,000	(a)

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Frontier Communications Corp.	11.125%		28,000	2,564,240
Iridium Communications Inc.	6.750%		2,600	807,300

TOTAL TELECOMMUNICATION SERVICES				3,371,540

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $8,567,567)				6,495,740

INVESTMENTS IN UNDERLYING FUNDS - 10.4%
FINANCIALS - 10.4%
Capital Markets - 10.4%
Fifth Street Finance Corp.			484,540	3,091,365	(b)
MVC Capital Inc.			142,600	1,050,962	(b)
Triangle Capital Corp.			176,778	3,378,228	(b)
TriplePoint Venture Growth BDC Corp.			114,266	1,366,621	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $11,054,782)				8,887,176

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Banks - 0.7%
Popular Inc.	8.250%		27,000	575,100

Real Estate Investment Trusts (REITs) - 0.7%
NorthStar Realty Finance Corp.	8.750%		26,000	612,300

TOTAL PREFERRED STOCKS (Cost - $1,291,332)				1,187,400

		MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 7.2%
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	$500,000	442,500

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal Inc., Senior Notes	9.875%	6/15/19	3,880,000	33,950	*(c)

INDUSTRIALS - 2.0%
Airlines - 2.0%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	672,664	525,095
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	1,320,960	1,147,584	(a)

TOTAL INDUSTRIALS				1,672,679

MATERIALS - 2.9%
Chemicals - 2.9%
Platform Specialty Products Corp., Senior Bonds	10.375%	5/1/21	2,500,000	2,493,750	(d)

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Windstream Services LLC, Senior Notes	7.500%	4/1/23	$2,000,000	$1,504,600

TOTAL CORPORATE BONDS & NOTES (Cost - $8,181,562)				6,147,479

MUNICIPAL BONDS - 4.0%
Puerto Rico - 4.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, AGC	5.125%	7/1/47	2,475,000	2,348,354
Puerto Rico Highways & Transportation Authority Revenue	5.250%	7/1/36	1,065,000	1,062,338

TOTAL MUNICIPAL BONDS (Cost - $3,177,100)				3,410,692

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
SuperMedia Inc., Term Loan B	11.600%	12/30/16	584,977	271,527	(e)(f)

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	2,979,521	1,350,715	(e)(f)

TOTAL SENIOR LOANS (Cost - $2,954,739)				1,622,242

TOTAL INVESTMENTS - 97.8% (Cost - $105,560,558#)				83,433,752
Other Assets in Excess of Liabilities - 2.2%				1,910,466

TOTAL NET ASSETS - 100.0%				$85,344,218

*	Non income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is a business development company.

(c)	The coupon payment on these securities is currently in default as of December 31, 2015.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

BDC	— Business Development Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$55,683,023	—	—	$55,683,023
Convertible preferred stocks:
Consumer discretionary	—	—	$2,068,200	2,068,200
Information technology	—	—	1,056,000	1,056,000
Telecommunication services	3,371,540	—	—	3,371,540
Investments in underlying funds	8,887,176	—	—	8,887,176
Preferred stocks	1,187,400	—	—	1,187,400
Corporate bonds & notes:
Industrials	—	$525,095	1,147,584	1,672,679
Other corporate bonds & notes	—	4,474,800	—	4,474,800
Municipal bonds	—	3,410,692	—	3,410,692
Senior loans	—	1,622,242	—	1,622,242

Total investments	$69,129,139	$10,032,829	$4,271,784	$83,433,752

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CONVERTIBLE PREFERRED STOCKS		CORPORATE BOND & NOTES

INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	INDUSTRIALS	TOTAL
Balance as of September 30, 2015	$2,886,000	$1,320,000	—	$4,206,000
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(817,800)	(1,174,000)	—	(1,991,800)
Purchases	—	910,000	—	910,000
Sales	—	—	—	—
Transfers into Level 3[2]	—	—	$1,147,584	1,147,584
Transfers out of Level 3	—	—	—	—

Balance as of December 31, 2015	$2,068,200	$1,056,000	$1,147,584	$4,271,784

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	$(817,800)	$(1,174,000)	—	$(1,991,800)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,911,307
Gross unrealized depreciation	(25,038,113)

Net unrealized depreciation	$(22,126,806)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016